Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000032269
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Mid Cap Growth Fund
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.13%	14.14%	12.15%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.05%	9.93%	10.51%